VANECK PREFERRED SECURITIES EX FINANCIALS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
Number
of Shares Value
PREFERRED SECURITIES: 99.3%
Aerospace & Defense : 12.3%
Boeing Co.
6.00%, 10/15/27 3,787,745 $ 226,620,784
Underline
Automobiles & Auto Parts : 3.3%
Ford Motor Co.
6.00%, 12/01/59 1,053,981 21,943,884
6.20%, 06/01/59 † 988,107 21,244,300
6.50%, 08/15/62 † 790,486 17,951,937
61,140,121
Chemicals : 2.9%
Albemarle Corp.
7.25%, 03/01/27 1,515,098 54,013,244
Underline
Computers Phones & Household Electronics :
2.6%
Hewlett Packard Enterprise Co.
7.62%, 09/01/27 988,107 47,172,228
Underline
Consumer Goods Conglomerates : 0.3%
Brookfield Infrastructure
Finance ULC
5.00%, 05/24/81 329,369 5,428,001
Underline
Diversified Retail : 0.9%
QVC Group, Inc.
8.00%, 03/15/31 † 418,892 10,811,603
QVC, Inc.
6.25%, 11/26/68 659,002 6,431,860
17,243,463
Electric Utilities & IPPs : 26.2%
Brookfield BRP Holdings
Canada, Inc.
4.62%, 04/30/26 † 461,117 6,764,586
4.88%, 12/09/26 342,544 5,415,621
DTE Energy Co.
4.38%, 12/01/81 † 368,893 6,662,208
5.25%, 12/01/77 † 526,991 11,398,815
Duke Energy Corp.
5.62%, 09/15/78 † 658,738 15,730,664
5.75%, 06/15/24 † 1,317,476 32,370,385
Entergy Arkansas LLC
4.88%, 09/01/66 † 540,165 11,230,030
Entergy Louisiana LLC
4.88%, 09/01/66 † 355,719 7,288,682
Entergy Mississippi LLC
4.90%, 10/01/66 342,544 7,046,130
Georgia Power Co.
5.00%, 10/01/77 † 355,719 7,847,161
NextEra Energy Capital
Holdings, Inc.
5.65%, 03/01/79 † 905,765 20,588,039
NextEra Energy, Inc.
6.93%, 09/01/25 1,317,476 53,529,050
7.23%, 11/01/27 988,107 45,008,274
7.30%, 06/01/27 1,317,476 62,988,528
PG&E Corp.
6.00%, 12/01/27 1,060,568 47,449,812
SCE Trust IV
Number
of Shares Value
Electric Utilities & IPPs (continued)
5.38% (Term SOFR USD 3
Month+3.39%), 09/15/25 428,180 $ 9,522,723
SCE Trust V
5.45% (Term SOFR USD 3
Month+4.05%), 03/15/26 395,243 9,055,017
SCE Trust VI
5.00% † 625,801 10,732,487
SCE Trust VII
7.50%, 11/22/28 † 724,612 16,666,076
SCE Trust VIII
6.95%, 05/13/29 461,117 10,471,967
Southern Co.
4.20%, 10/15/60 † 988,107 18,151,526
4.95%, 01/30/80 1,317,476 26,902,860
5.25%, 12/01/77 † 592,864 12,764,362
6.50%, 03/15/85 † 744,374 19,085,749
Tennessee Valley Authority
2.13% (US Treasury Yield
Curve Rate T Note
Constant Maturity 30
Year+0.94%), 06/01/28 † 337,933 8,032,668
482,703,420
Food & Tobacco : 4.2%
CHS, Inc.
6.75%, 09/30/24 † 648,857 15,916,462
7.10% 553,340 13,833,500
7.50%, 01/21/25 † 681,794 17,651,647
7.88% † 706,826 18,377,476
8.00% † 404,202 11,236,816
77,015,901
Investment Banking & Investment Services :
1.3%
BrightSpring Health Services,
Inc.
6.75%, 02/01/27 263,495 17,127,175
KKR Real Estate Finance Trust,
Inc.
6.50%, 04/16/26 † 431,869 8,253,017
25,380,192
Machinery; Equipment & Components : 1.8%
Chart Industries, Inc.
6.75%, 12/15/25 265,142 14,521,827
Wesco International, Inc.
10.62% (US Treasury
Yield Curve Rate T 5
Year+10.32%), 06/22/25 709,461 17,920,985
32,442,812
Multiline Utilities : 3.2%
Algonquin Power & Utilities
Corp.
8.86% (ICE LIBOR USD 3
Month+4.01%), 07/01/79 461,117 11,620,148
CMS Energy Corp.
5.88%, 10/15/78 368,893 8,263,203
5.88%, 03/01/79 † 830,010 18,932,528
Sempra
5.75%, 07/01/79 † 997,988 21,386,883
60,202,762

VANECK PREFERRED SECURITIES EX FINANCIALS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Number
of Shares Value
Natural Gas Utilities : 0.4%
Spire, Inc.
5.90%, 08/15/24 329,369 $ 7,924,618
Underline
Office Equipment : 0.6%
Pitney Bowes, Inc.
6.70%, 03/07/43 † 559,927 10,756,198
Underline
Oil & Gas : 0.5%
NGL Energy Partners LP
11.77% (Term SOFR USD 3
Month+7.47%) 414,478 9,943,327
Underline
Professional & Commercial Services : 0.3%
BIP Bermuda Holdings I Ltd.
5.12%, 01/21/27 395,243 6,454,318
Underline
Real Estate Operations : 1.7%
Brookfield Property Preferred
LP
6.25%, 07/26/81 884,158 12,599,251
DigitalBridge Group, Inc.
7.12% † 382,595 8,979,505
7.15% † 423,832 9,921,907
31,500,663
Residential & Commercial REITs : 19.5%
AGNC Investment Corp.
6.12% (ICE LIBOR USD 3
Month+4.70%), 04/15/25 † 757,549 19,135,688
9.56% (Term SOFR USD 3
Month+5.25%), 10/15/24 530,284 13,569,968
9.67% (Term SOFR USD 3
Month+5.37%) † 428,180 11,162,653
Annaly Capital Management,
Inc.
8.73% (Term SOFR USD 3
Month+4.43%) 559,927 14,070,965
9.55% (Term SOFR USD 3
Month+10.50%) † 1,531,566 39,091,394
Arbor Realty Trust, Inc.
6.25% (Term SOFR USD 3
Month+5.44%), 10/12/26 † 373,636 7,838,883
Chimera Investment Corp.
7.75% (ICE LIBOR USD 3
Month+4.74%), 09/30/25 342,544 7,714,091
10.35% (Term SOFR USD 3
Month+6.05%) 428,180 10,220,657
Digital Realty Trust, Inc.
5.20%, 10/10/24 454,529 9,145,123
Diversified Healthcare Trust
5.62%, 08/01/42 ‡ 461,117 6,132,856
6.25%, 02/01/46 329,369 4,782,438
Franklin BSP Realty Trust, Inc.
7.50% † 340,172 6,902,090
Hudson Pacific Properties, Inc.
4.75%, 11/16/26 † 559,927 7,368,639
Kimco Realty Corp.
5.25% 344,652 7,213,566
MFA Financial, Inc.
6.50% (ICE LIBOR USD 3
Month+5.34%), 03/31/25 362,306 8,985,189
Number
of Shares Value
Residential & Commercial REITs (continued)
PennyMac Mortgage
Investment Trust
6.75%, 08/24/26 329,369 $ 6,455,632
Public Storage
3.88%, 10/06/25 † 372,187 6,010,820
4.00%, 06/16/26 † 1,368,594 22,253,338
4.10%, 01/13/27 † 329,369 5,516,931
4.62%, 06/17/25 † 744,374 14,068,669
4.70%, 11/15/24 † 340,963 6,645,369
4.88%, 09/12/24 † 416,586 8,377,544
5.05% 395,243 8,268,484
5.15% † 368,893 7,798,398
5.60% † 375,481 8,609,779
Rithm Capital Corp.
7.00% (US Treasury
Yield Curve Rate T 5
Year+6.22%), 11/15/26 612,627 14,794,942
9.55% (Term SOFR USD 3
Month+5.23%), 02/15/25 † 523,829 13,158,584
10.22% (Term SOFR USD 3
Month+5.90%), 08/15/24 † 370,870 9,357,050
RLJ Lodging Trust
1.95% 424,227 10,351,139
Two Harbors Investment Corp.
7.62% (ICE LIBOR USD 3
Month+5.35%), 07/27/27 334,639 7,840,592
UMH Properties, Inc.
6.38% † 421,234 9,427,217
Vornado Realty Trust
4.45%, 09/22/26 395,243 5,782,405
5.25%, 11/24/25 † 816,177 13,403,524
5.40% † 395,243 6,667,749
358,122,366
Semiconductors & Semiconductor Equipmnt :
2.7%
Microchip Technology, Inc.
7.50%, 03/15/28 * 978,226 49,234,115
Underline
Software & IT Services : 2.5%
MicroStrategy, Inc.
8.00% 250,461 21,041,229
10.00% * 279,964 26,036,652
47,077,881
Telecommunications Services : 12.1%
AT&T, Inc.
4.75%, 02/18/25 2,305,584 43,967,487
5.00%, 12/12/24 † 1,580,972 31,951,444
5.35%, 11/01/66 † 1,742,362 39,638,735
Qwest Corp.
6.50%, 09/01/56 † 1,287,833 21,300,758
6.75%, 06/15/57 869,534 14,521,218
Telephone and Data Systems,
Inc.
6.00%, 09/30/26 † 909,059 16,044,891
6.62%, 03/31/26 † 553,340 11,487,338
United States Cellular Corp.
5.50%, 03/01/70 658,738 14,538,348
5.50%, 06/01/70 † 658,738 14,571,284

FoototeRuleAboveBlank
Footnotes:
Number
of Shares Value
Telecommunications Services (continued)
6.25%, 09/01/69 658,738 $ 15,704,314
223,725,817
Total Preferred Securities
(Cost: $1,890,138,282) 1,834,102,231
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 0.9%
Money Market Fund: 0.9%
Number
of Shares Value
(Cost: $17,141,103)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 17,141,103 $ 17,141,103
Total Investments: 100.2%
(Cost: $1,907,279,385) 1,851,243,334
Liabilities in excess of other assets: (0.2)% (3,062,865)
NET ASSETS: 100.0% $ 1,848,180,469
†
Security fully or partially on loan. Total market value of securities on loan is $18,629,641.
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
* Non-income producing